UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Long Oar Global Investors, LLC

Address:  101 Park Avenue, 47th Floor
          New York, New York 10178

13F File Number: 028-14732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Davidson
Title:  Managing Member
Phone:  (212) 883-3352



Signature, Place and Date of Signing:

/s/ James Davidson          New York, New York                May 15, 2013
--------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:  $155,614

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1.       028-14733                 Long Oar Global Investors Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2013



COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7  COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE    SHARED  NONE
AK STL HLDG CORP                COM             001547108    1,594     481,500   SH         DEFINED      1      481,500
AXIALL CORP                     COM             05463D100    9,305     149,700   SH         DEFINED      1      149,700
CHENIERE ENERGY INC           COM NEW           16411R208   11,200     400,000   SH         DEFINED      1      400,000
DISH NETWORK CORP              CL A             25470M109    8,300     219,000   SH         DEFINED      1      219,000
EASTMAN CHEM CO                 COM             277432100    4,751      68,000   SH         DEFINED      1       68,000
FLEETCOR TECHNOLOGIES INC       COM             339041105   18,707     244,000   SH         DEFINED      1      244,000
GRACE W R & CO DEL NEW          COM             38388F108   18,602     240,000   SH         DEFINED      1      240,000
MERITOR INC                     COM             59001K100    6,149   1,300,000   SH         DEFINED      1    1,300,000
MONSANTO CO NEW                 COM             61166W101   17,957     170,000   SH         DEFINED      1      170,000
MOSAIC CO NEW                   COM             61945C103    7,749     130,000   SH         DEFINED      1      130,000
NAVISTAR INTL CORP NEW          COM             63934E108   19,359     560,000   SH         DEFINED      1      560,000
PHILLIPS 66                     COM             718546104   13,994     200,000   SH         DEFINED      1      200,000
SIRIUS XM RADIO INC             COM             82967N108   12,551   4,075,000   SH         DEFINED      1    4,075,000
UNITED STATES STL CORP NEW      COM             912909108    3,432     176,000   SH         DEFINED      1      176,000
WESTLAKE CHEM CORP              COM             960413102    1,964      21,000   SH         DEFINED      1       21,000




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